Accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
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Basis of preparation

Basis of preparation

The Consolidated Financial Statements of IHG have been prepared on a going concern basis and under the historical cost convention, except for available-for-sale equity securities and derivatives which are measured at fair value. The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (IFRSs) as issued by the IASB and in accordance with IFRS as adopted by the European Union (EU) and as applied in accordance with the provisions of the Companies Act 2006. IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. However, the differences have no impact on the Consolidated Financial Statements for the years presented.

Description of initial application of Standards or Interpretations

With effect from 1 January 2017, the Group has adopted:

•	‘Amendments to IAS 7 Statement of Cash Flows: Disclosure Initiative’, which requires disclosure of changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes, such as foreign exchange adjustments. This new disclosure is provided in note 20 to the Group Financial Statements.

•	‘Amendments to IAS 12 Income Taxes: Recognition of Deferred Tax Assets for Unrealised Losses’, which clarifies that an entity needs to consider whether tax law restricts the sources of taxable profits against which it may make deductions on the reversal of deductible temporary differences related to unrealised losses. The amendments also provide guidance on how an entity should determine future taxable profits and explain the circumstances in which taxable profit may include the recovery of some assets for more than their carrying amount. Application of these amendments has had no impact on the Group’s Financial Statements.

•	Amendments to existing standards arising from the Annual Improvements to IFRSs 2014-2016 cycle. These amendments have not impacted the Group’s Financial Statements.

Presentational currency

Presentational currency

The Consolidated Financial Statements are presented in millions of US dollars reflecting the profile of the Group’s revenue and operating profit which are primarily generated in US dollars or US dollar-linked currencies.

In the Consolidated Financial Statements, equity share capital, the capital redemption reserve and shares held by employee share trusts are translated into US dollars at the rates of exchange on the last day of the period; the resultant exchange differences are recorded in other reserves.

The functional currency of the Parent Company is sterling since this is a non-trading holding company located in the United Kingdom that has sterling denominated share capital and whose primary activity is the payment and receipt of sterling dividends and of interest on sterling denominated external borrowings and inter-company balances.

Basis of consolidation

Basis of consolidation

The Consolidated Financial Statements comprise the Financial Statements of the Parent Company and entities controlled by the Group. Control exists when the Group has:

•	Power over an investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee);

•	Exposure, or rights, to variable returns from its involvement with the investee; and

•	The ability to use its power over the investee to affect its returns.

All intra-group balances and transactions are eliminated on consolidation.

The assets, liabilities and results of those businesses acquired or disposed of are consolidated for the period during which they were under the Group’s control.

Information about interests in structured entity

The Group operates a deferred compensation plan in the US which allows certain employees to make additional provision for retirement, through the deferral of salary with matching company contributions. Employees can draw down on the plan in certain limited circumstances during employment. The assets of the plan are held in a company-owned trust which is not consolidated as the relevant activity of the trust, being the investment of the funds in the trust, is directed by the participating employees of the plan and the company has no exposure to the gains and losses resulting from those investment decisions. The assets of the trust are held solely for the benefit of the participating employees and to pay plan expenses, other than in the case of a company insolvency in which case they can be claimed by the general creditors of the company. At 31 December 2017, the trust had assets with a fair value of $197m (2016: $161m).

Foreign currencies

Foreign currencies

Transactions in foreign currencies are translated to functional currency at the exchange rates ruling on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency at the relevant rates of exchange ruling on the last day of the period. Foreign exchange differences arising on translation are recognised in the income statement except on foreign currency borrowings that provide a hedge against a net investment in a foreign operation. These are taken directly to the currency translation reserve until the disposal of the net investment, at which time they are recycled against the gain or loss on disposal.

The assets and liabilities of foreign operations, including goodwill, are translated into US dollars at the relevant rates of exchange ruling on the last day of the period. The revenues and expenses of foreign operations are translated into US dollars at average rates of exchange for the period. The exchange differences arising on retranslation are taken directly to the currency translation reserve. On disposal of a foreign operation, the cumulative amount recognised in the currency translation reserve relating to that particular foreign operation is recycled against the gain or loss on disposal.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost less depreciation and any impairment.

Repairs and maintenance costs are expensed as incurred.

Land is not depreciated. All other property, plant and equipment are depreciated to a residual value over their estimated useful lives, namely:

•	Buildings – lesser of 50 years and unexpired term of lease; and

•	Fixtures, fittings and equipment – three to 25 years.

All depreciation is charged on a straight-line basis. Residual value is re-assessed annually.

Property, plant and equipment are tested for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. Assets that do not generate independent cash flows are combined into cash-generating units. If carrying values exceed their estimated recoverable amount, the assets or cash-generating units are written down to the recoverable amount. Recoverable amount is the greater of fair value less costs of disposal and value in use. Value in use is assessed based on estimated future cash flows discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Impairment losses, and any subsequent reversals, are recognised in the income statement.

On adoption of IFRS, the Group retained previous revaluations of property, plant and equipment which are included at deemed cost as permitted by IFRS 1 ‘First-time Adoption of International Financial Reporting Standards’.

Business combinations and goodwill

Business combinations and goodwill

On the acquisition of a business, identifiable assets and liabilities acquired are measured at their fair value. Contingent liabilities assumed are measured at fair value unless this cannot be measured reliably, in which case they are not recognised but are disclosed in the same manner as other contingent liabilities. The measurement of deferred tax assets and liabilities arising on acquisition is as described in the general principles detailed within the ‘Taxes’ accounting policy note on page 98 with the exception that no deferred tax is provided on taxable temporary differences in connection with the initial recognition of goodwill.

Goodwill is recorded at cost, being the difference between the fair value of the consideration and the fair value of net assets acquired. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses and is not amortised.

Goodwill is tested for impairment at least annually by comparing carrying values of cash-generating units with their recoverable amounts. Impairment losses relating to goodwill cannot be subsequently reversed.

Transaction costs are expensed and are not included in the cost of acquisition.

Intangible assets

Intangible assets

Brands

Externally acquired brands are initially recorded at cost if separately acquired or fair value if acquired as part of a business combination, provided the brands are controlled through contractual or other legal rights, or are separable from the rest of the business, and the fair value can be reliably measured. Brands are amortised over their estimated useful lives (and tested for impairment if there are indicators of impairment) or tested for impairment at least annually if determined to have indefinite lives.

The costs of developing internally generated brands are expensed as incurred.

Management contracts

Management contracts acquired as part of a business combination are initially recorded at the fair value attributed to those contracts on acquisition.

When hotel assets are sold and a purchaser enters into a franchise or management contract with the Group, the Group capitalises as part of the gain or loss on disposal an estimate of the fair value of the contract entered into.

The value of management contracts is amortised on a straight-line basis over the life of the contract including any extension periods at IHG’s option up to a maximum of 50 years.

Software

Acquired and internally developed software are capitalised on the basis of the costs incurred to acquire and bring to use the specific software. Costs are generally amortised over estimated useful lives of three to five years on a straight-line basis.

Internally generated development costs are expensed unless forecast revenues exceed attributable forecast development costs, in which case they are capitalised and amortised over the estimated useful life of the asset.

Other intangible assets

Amounts paid to hotel owners to secure management contracts and franchise agreements are capitalised and amortised on a straight-line basis over their estimated useful lives, being the full contractual term, up to a maximum of 50 years.

Intangible assets are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable.

Associates and joint ventures

Associates and joint ventures

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the entity, but is not control or joint control over those policies.

A joint venture exists when two or more parties have joint control over, and rights to the net assets of, the venture. Joint control is the contractually agreed sharing of control which only exists when decisions about the relevant activities require the unanimous consent of the parties sharing control.

Associates and joint ventures are accounted for using the equity method unless the associate or joint venture is classified as held for sale. Under the equity method, the Group’s investment is recorded at cost adjusted by the Group’s share of post-acquisition profits and losses and other movements in the investee’s reserves. When the Group’s share of losses exceeds its interest in an associate or joint venture, the Group’s carrying amount is reduced to $nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of an associate or joint venture.

If there is objective evidence that an associate or joint venture is impaired, an impairment charge is recognised if the carrying amount of the investment exceeds its recoverable amount.

Upon loss of significant influence over an associate or joint control of a joint venture, any retained investment is measured at fair value with any difference to carrying value recognised in the income statement.

Financial assets

Financial assets

The Group classifies its financial assets into one of the two following categories: loans and receivables or available-for-sale financial assets. Management determines the classification of financial assets on initial recognition and they are subsequently held at amortised cost (loans and receivables) or fair value (available-for-sale financial assets). Interest on loans and receivables is calculated using the effective interest rate method and is recognised in the income statement as interest income. Changes in fair values of available-for-sale financial assets are recorded directly in equity within the unrealised gains and losses reserve. On disposal, the accumulated fair value adjustments recognised in equity are recycled to the income statement. Dividends from available-for-sale financial assets are recognised in the income statement as other operating income and expenses.

Impairment of financial assets

Financial assets are assessed for impairment at each period-end date. In the case of an equity investment classified as available-for-sale, a significant or prolonged decline in fair value below cost is evidence that the asset is impaired. If an available-for-sale financial asset is impaired, the difference between original cost and fair value is transferred from equity to the income statement to the extent of any cumulative loss recorded in equity, with any excess charged directly to the income statement. Subsequent impairment reversals relating to previously impaired equity instruments are recorded in equity.

Trade receivables

Trade receivables

Trade receivables are recorded at their original amount less provision for impairment. It is the Group’s policy to provide for 100% of the previous month’s aged receivables balances which are more than 180 days past due. Adjustments to the policy may be made due to specific or exceptional circumstances. The carrying amount of the receivable is reduced through the use of a provision account and movements in the provision are recognised in the income statement within cost of sales. When a previously provided trade receivable is uncollectable, it is written off against the provision.

Cash and cash equivalents

Cash and cash equivalents

Cash comprises cash in hand and demand deposits.

Cash equivalents are short-term highly liquid investments with an original maturity of three months or less that are readily convertible to known amounts of cash and subject to insignificant risk of changes in value.

In the statement of cash flows, cash and cash equivalents are shown net of short-term overdrafts which are repayable on demand and form an integral part of the Group’s cash management.

Assets held for sale

Assets held for sale

Assets and liabilities are classified as held for sale when their carrying amount will be recovered principally through a sale transaction rather than continuing use and a sale is highly probable and expected to complete within one year. For a sale to be highly probable, management need to be committed to a plan to sell the asset and the asset must be actively marketed for sale at a price that is reasonable in relation to its current fair value.

Assets designated as held for sale are held at the lower of carrying amount at designation and fair value less costs to sell.

Depreciation is not charged against property, plant and equipment classified as held for sale.

Offsetting of financial assets and financial liabilities

Offsetting of financial assets and financial liabilities

Financial assets and financial liabilities are offset and the net amount is reported in the Group statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis or to realise the assets and settle the liabilities simultaneously. To meet these criteria, the right of set-off must not be contingent on a future event and must be legally enforceable in all of the following circumstances: the normal course of business, the event of default and the event of insolvency or bankruptcy of the Group and all of the counterparties.

Bank and other borrowings

Bank and other borrowings

Bank and other borrowings are initially recognised at the fair value of the consideration received less directly attributable transaction costs. They are subsequently measured at amortised cost. Finance charges, including the transaction costs and any discount or premium on issue, are recognised in the income statement using the effective interest rate method.

Borrowings are classified as non-current when the repayment date is more than 12 months from the period-end date or where they are drawn on a facility with more than 12 months to expiry.

Derivative financial instruments and hedging

Derivative financial instruments and hedging

Derivatives are initially recognised and subsequently re-measured at fair value. The method of recognising the re-measurement depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

Changes in the fair value of derivatives designated as cash flow hedges are recorded in other comprehensive income and the unrealised gains and losses reserve to the extent that the hedges are effective. When the hedged item is recognised, the cumulative gains and losses on the related hedging instrument are reclassified to the income statement.

Changes in the fair value of derivatives designated as net investment hedges are recorded in other comprehensive income and the currency translation reserve to the extent that the hedges are effective. The cumulative gains and losses remain in equity until a foreign operation is sold, at which point they are reclassified to the income statement.

Changes in the fair value of derivatives which have either not been designated as hedging instruments or relate to the ineffective portion of hedges are recognised immediately in the income statement.

Documentation outlining the measurement and effectiveness of any hedging arrangement is maintained throughout the life of the hedge relationship.

Interest arising from currency derivatives and interest rate swaps is recorded in either financial income or expenses over the term of the agreement, unless the accounting treatment for the hedging relationship requires the interest to be taken to reserves.

Self insurance

Self insurance

Liabilities in respect of self insured risks include projected settlements for known and incurred but not reported claims. Projected settlements are estimated based on historical trends and actuarial data.

Provisions

Provisions

Provisions are recognised when the Group has a present obligation as a result of a past event, it is probable that a payment will be made and a reliable estimate of the amount payable can be made. If the effect of the time value of money is material, the provision is discounted using a current pre-tax discount rate that reflects the risks specific to the liability.

An onerous contract provision is recognised when the unavoidable costs of meeting the obligations under a contract exceed the economic benefits expected to be received under it.

In respect of litigation, provision is made when management consider it probable that payment may occur even though the defence of the related claim may still be ongoing through the court process.

Taxes

Taxes

Current tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from, or paid to, the tax authorities, including interest. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of the reporting period.

Deferred tax

Deferred tax

Deferred tax assets and liabilities are recognised in respect of temporary differences between the tax base and carrying value of assets and liabilities including accelerated capital allowances, unrelieved tax losses, unremitted profits from subsidiaries, gains rolled over into replacement assets, gains on previously revalued properties and other short-term temporary differences.

Judgement is used when assessing the extent to which deferred tax assets, particularly in respect of tax losses, should be recognised. Deferred tax assets are therefore recognised to the extent that it is regarded as probable that there will be sufficient and suitable taxable profits (including the future release of deferred tax liabilities) in the relevant legal entity or tax group against which such assets can be utilised in the future. For this purpose, forecasts of future taxable profits are considered by assessing the Group’s forecast revenue and profit models, taking into account future growth predictions and operating cost assumptions. Accordingly, changes in assumptions to the Group’s forecasts may have an impact on the amount of future taxable profits and therefore the period over which any deferred tax assets might be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the periods in which the asset or liability will be settled, based on rates enacted or substantively enacted at the end of the reporting period.

Where deferred tax assets and liabilities arise in the same entity or group of entities and there would be a legal right to offset the assets and liabilities were they to reverse, the assets and liabilities are also offset on the Group statement of financial position. Similarly, if there is no legal right to offset assets against liabilities, the assets and liabilities are not offset.

Retirement benefits

Retirement benefits

Defined contribution plans

Payments to defined contribution schemes are charged to the income statement as they fall due.

Defined benefit plans

Plan assets are measured at fair value and plan liabilities are measured on an actuarial basis, using the projected unit credit method and discounting at an interest rate equivalent to the current rate of return on a high-quality corporate bond of equivalent currency and term to the plan liabilities. The difference between the value of plan assets and liabilities at the period-end date is the amount of surplus or deficit recorded in the statement of financial position as an asset or liability. An asset is recognised when the employer has an unconditional right to use the surplus at some point during the life of the plan or on its wind-up.

The service cost of providing pension benefits to employees, together with the net interest expense or income for the year, is charged to the income statement within ‘administrative expenses’. Net interest is calculated by applying the discount rate to the net defined benefit asset or liability, after any asset restriction. Past service costs and gains, which are the change in the present value of the defined benefit obligation for employee service in prior periods resulting from plan amendments, are recognised immediately the plan amendment occurs. Settlement gains and losses, being the difference between the settlement cost and the present value of the defined benefit obligations being settled, are recognised when the settlement occurs.

Re-measurements comprise actuarial gains and losses, the return on plan assets (excluding amounts included in net interest) and changes in the amount of any asset restrictions. Actuarial gains and losses may result from: differences between the actuarial assumptions underlying the plan liabilities and actual experience during the year or changes in the actuarial assumptions used in the valuation of the plan liabilities. Re-measurement gains and losses, and taxation thereon, are recognised in other comprehensive income and are not reclassified to profit or loss in subsequent periods.

Actuarial valuations are carried out on a regular basis and are updated for material transactions and other material changes in circumstances (including changes in market prices and interest rates) up to the end of the reporting period.

Revenue recognition

Revenue recognition

Revenue arises from the sale of goods and provision of services where these activities give rise to economic benefits received and receivable by the Group on its own account and result in increases in equity.

Revenue is derived from the following sources: franchise fees; management fees; owned and leased properties and other revenues which are ancillary to the Group’s operations, including technology fee income.

Revenue is recorded (excluding VAT and similar taxes) net of discounts.

The following is a description of the composition of revenues of the Group.

Franchise fees

Received in connection with the licence of the Group’s brand names, usually under long-term contracts with the hotel owner. The Group charges franchise royalty fees as a percentage of hotel rooms revenue and recognises the fees as the hotel revenues occur.

Management fees

Earned from hotels managed by the Group, usually under long-term contracts with the hotel owner. Management fees include a base fee, generally a percentage of hotel revenue, which is recognised as the hotel revenues occur and an incentive fee, generally based on the hotel’s annual profitability or cash flows, which is recognised over time when it is considered probable that the related performance criteria will be met.

Owned and leased

Primarily derived from hotel operations, including the rental of rooms and food and beverage sales from owned and leased hotels operated under the Group’s brand names. Revenue is recognised when rooms are occupied and food and beverages are sold.

Franchise fees and management fees include liquidated damages received from the early termination of contracts.

Other revenues are recognised when earned in accordance with the terms of the contract.

Share-based payments

Share-based payments

The cost of equity-settled transactions with employees is measured by reference to fair value at the date at which the right to the shares is granted. Fair value is determined by an external valuer using option pricing models.

The cost of equity-settled transactions is recognised, together with a corresponding increase in equity, over the period in which any performance or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (vesting date).

The income statement charge for a period represents the movement in cumulative expense recognised at the beginning and end of that period. No expense is recognised for awards that do not ultimately vest, except for awards where vesting is conditional upon a market or non-vesting condition, which are treated as vesting irrespective of whether or not the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

Leases

Leases

Operating lease rentals are charged to the income statement on a straight-line basis over the term of the lease.

Assets held under finance leases, which transfer to the Group substantially all the risks and benefits incidental to ownership of the leased item, are capitalised at the inception of the lease, with a corresponding liability being recognised for the fair value of the leased asset or, if lower, the present value of the minimum lease payments. Lease payments are apportioned between the reduction of the lease liability and finance charges in the income statement so as to achieve a constant rate of interest on the remaining balance of the liability. Assets held under finance leases are depreciated over the shorter of the estimated useful life of the asset and the lease term.

Disposal of non-current assets

Disposal of non-current assets

The Group recognises sales proceeds and any related gain or loss on disposal on completion of the sales process. In determining whether the gain or loss should be recorded, the Group considers whether it:

•	Has a continuing managerial involvement to the degree associated with asset ownership;

•	Has transferred the significant risks and rewards associated with asset ownership; and

•	Can reliably measure and will actually receive the proceeds.

Fair value measurement

Fair value measurement

The Group measures available-for-sale equity securities and derivatives at fair value on a recurring basis and other assets when impaired by reference to fair value less costs of disposal. Additionally, the fair value of other financial assets and liabilities require disclosure.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value is measured by reference to the principal market for the asset or liability assuming that market participants act in their economic best interests.

The fair value of a non-financial asset assumes the asset is used in its highest and best use, either through continuing ownership or by selling it.

The Group uses valuation techniques that maximise the use of relevant observable inputs using the following valuation hierarchy:

Level 1:	quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2:	other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3:	techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

Further disclosures on the particular valuation techniques used by the Group are provided in note 23.

For impairment testing purposes and where significant assets (such as property) are valued by reference to fair value less costs of disposal, an external valuation will normally be obtained using professional valuers who have appropriate market knowledge, reputation and independence.

Exceptional items

Exceptional items

The Group discloses certain financial information both including and excluding exceptional items. The presentation of information excluding exceptional items allows a better understanding of the underlying trading performance of the Group and provides consistency with the Group’s internal management reporting. Exceptional items are identified by virtue of either their size or nature so as to facilitate comparison with prior periods and to assess underlying trends in the financial performance of the Group and its regional operating segments. Exceptional items can include, but are not restricted to, gains and losses on the disposal of assets, impairment charges and reversals and restructuring costs.

Critical accounting policies and the use of judgements, estimates and assumptions

Critical accounting policies and the use of judgements, estimates and assumptions

In determining and applying the Group’s accounting policies, management are required to make judgements, estimates and assumptions. An accounting policy is considered to be critical if its selection or application could materially affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Financial Statements, and the reported amounts of revenues and expenses during the reporting period. Management consider accounting for the System Fund to be a critical judgement and that critical estimates and assumptions are used in impairment testing and for measuring the loyalty programme liability, as discussed in further detail below. Estimates and assumptions are evaluated by management using historical experience and other factors believed to be reasonable based on current circumstances. Actual results could differ under different policies, judgements, estimates and assumptions or due to unforeseen circumstances.

System Fund – in addition to management or franchise fees, hotels within the IHG System (other than for Kimpton and InterContinental hotels) pay cash assessments and contributions which are collected by IHG for specific use within the System Fund (the Fund). The Fund also receives proceeds from the sale of IHG Rewards Club points. IHG exerts significant influence over the operation of the Fund, however the Fund is managed for the benefit of hotels in the System with the objective of driving revenues for the hotels. The Fund is used to pay for marketing, the IHG Rewards Club loyalty programme and the Guest Reservation System. The Fund is planned to operate at breakeven with any short-term timing surplus or deficit carried in the Group statement of financial position within working capital.

As all Fund income is designated for specific purposes and does not result in a profit or loss for the Group, the revenue recognition criteria as outlined in the accounting policy above are not met and therefore the income and expenses of the Fund are not included in the Group income statement.

The assets and liabilities relating to the Fund are included in the appropriate headings in the Group statement of financial position as the related legal, but not beneficial, rights and obligations rest with the Group. These assets and liabilities include the IHG Rewards Club liability, short-term timing surpluses and deficits and any receivables and payables related to the Fund.

The cash flows relating to the Fund are reported within ‘cash flow from operations’ in the Group statement of cash flows due to the close interrelationship between the Fund and the trading operations of the Group.

LOGO	Further information on the Fund is included in note 32.

Loyalty programme – the hotel loyalty programme, IHG Rewards Club, enables members to earn points, funded through hotel assessments, during each qualifying stay at an IHG branded hotel and redeem points at a later date for free accommodation or other benefits. The future redemption liability is calculated by multiplying the number of points expected to be redeemed before they expire by the redemption cost per point. On an annual basis the Group engages an external actuary who uses statistical formulae to assist in the estimate of the number of points that will never be redeemed (‘breakage’).

Following the introduction of a points expiration policy in 2015, breakage has become more judgemental due to there being limited historical data on the impact of such a change. Actuarial gains and losses on the future redemption liability are borne by the System Fund and any resulting changes in the liability would correspondingly adjust the amount of short-term timing surpluses and deficits held in the Group statement of financial position.

At 31 December 2017, the future redemption liability was $760m (2016: $685m). Based on the conditions existing at the balance sheet date, a one percentage point decrease in the breakage estimate would increase this liability by approximately $10m.

Impairment testing – intangible assets with definite useful lives, and property, plant and equipment are tested for impairment when events or circumstances indicate that their carrying value may not be recoverable. Goodwill and intangible assets with indefinite useful lives are subject to an impairment test on an annual basis or more frequently if there are indicators of impairment. Assets that do not generate independent cash flows are combined into cash-generating units. Associates and joint ventures are tested for impairment when there is objective evidence that they might be impaired.

The impairment testing of individual assets or cash-generating units requires an assessment of the recoverable amount of the asset or cash-generating unit. If the carrying value of the asset or cash-generating unit exceeds its estimated recoverable amount, the asset or cash-generating unit is written down to its recoverable amount. Recoverable amount is the greater of fair value less costs of disposal and value in use. Value in use is assessed based on estimated future cash flows discounted to their present value using a pre-tax discount rate that is based on the Group’s weighted average cost of capital adjusted to reflect the risks specific to the business model and territory of the cash-generating unit or asset being tested. The outcome of such an assessment is subjective, and the result sensitive to the assumed future cash flows to be generated by the cash-generating units or assets and discount rates applied in calculating the value in use.

At 31 December 2017, the Group had goodwill of $237m (2016: $232m) and brands of $193m (2016: $193m), both of which are subject to annual impairment testing. Information on the impairment tests performed is included in note 13.

At 31 December 2017, the Group also had property, plant and equipment, other intangible assets and investments in associates and joint ventures with a net book value of $425m, $1,037m and $141m (2016: $419m, $867m and $111m) respectively. In 2017, an impairment charge of $18m (2016: $16m) was recognised in relation to an associate investment as described in detail in note 14. In respect of those other assets requiring an impairment test and depending on how recoverable amount was assessed, a 10% reduction in fair value or estimated future cash flows would have resulted in a further impairment charge of $13m.

New standards issued but not effective

New standards issued but not effective

The new and amended accounting standards discussed below are those which are expected to be relevant to the Group Financial Statements.

IFRS 15 ‘Revenue from Contracts with Customers’

IFRS 15 introduces a new five-step approach to measuring and recognising revenue from contracts with customers and will be adopted by the Group with effect from 1 January 2018. Under IFRS 15, revenue is recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. Management’s assessment of the impact of IFRS 15 is substantially complete and a summary of the main changes and impacts on IHG are as follows:

1. Employee cost reimbursements

Under IFRS 15, the provision of employees to managed hotels is not considered to be a service that is distinct from the general hotel management service. Reimbursements for the costs of IHG employees working in managed hotels will therefore be shown as revenue with an equal matching cost, with no profit impact. Under current accounting, no revenue or matching cost is recognised.

2. Initial franchise and re-licensing fees

Under current accounting, application and re-licensing fees are recognised as revenue when billed as the monies received are not refundable and IHG has no further obligations to satisfy. Under IFRS 15, there is a requirement to consider whether the payment of these fees transfers a good or service to the customer that is distinct from the promise to provide franchise services. As this is not the case, IFRS 15 requires initial franchise and re-licensing fees to be recognised as franchise services are provided, over the life of the related contract. The spreading of these fees will result in an initial reduction to revenue and operating profit, and the recognition of deferred revenue on the balance sheet, reflecting the profile of increased amounts received in recent years.

3. Contract acquisition costs

Contract acquisition costs related to securing management and franchise contracts are currently charged to the income statement as incurred. Under IFRS 15, certain costs qualify to be capitalised as the cost of obtaining a contract and are amortised over the initial term of the related contract. This change results in an increase to operating profit and the capitalisation of contract costs on the balance sheet.

4. Amounts paid to hotel owners to secure management contracts and franchise agreements (‘Key money’)

Under current accounting, key money payments are capitalised as intangible assets and amortised over the life of the related contracts. Under IFRS 15, these payments are treated as consideration payable to a customer and therefore recognised as a deduction to revenue over the contract term. This change will result in a reduction to revenue, no change to operating profit, and the reclassification of key money on the balance sheet from intangible assets to contract assets.

5. Owned hotel disposals subject to a management contract

Under current accounting, when hotels are sold and the Group retains management of the hotel, the consideration recognised includes both the cash received and the fair value of the management contract which is capitalised as an intangible asset and subsequently amortised to the income statement. This accounting is governed by the ‘exchange of assets’ criteria included in IAS 16 ‘Property, Plant and Equipment’ and IAS 38 ‘Intangible Assets’. IFRS 15 specifically includes property sales in its scope and results in the sales consideration being recorded at the fair value of the encumbered hotel, which generally will be equivalent to the cash received. This change will result in the derecognition of historic intangible asset balances and a lower amortisation charge in the income statement.

6. System Fund revenues and expenses

The Group operates a System Fund (the Fund) to collect and administer cash assessments from hotel owners for the specific purpose of use in marketing, the guest reservation systems and hotel loyalty programme. The Fund also receives proceeds from the sale of loyalty points under third-party co-branding arrangements. The Fund is planned to break even and is managed for the benefit of hotels in the System with the objective of driving revenues for the hotels. Under current accounting, these receipts and expenses are not recorded in the Group income statement as set out on page 100.

Under IFRS 15, an entity is regarded as a principal if it controls a service prior to transfer to the customer. As marketing and reservations expenses primarily comprise payroll and marketing costs incurred under contracts entered into by the Group, management have determined that the Group controls these services. Fund revenues and expenses will therefore be recognised on a gross basis in the Group income statement. Assessment fees from hotel owners are generally levied as a percentage of hotel revenues and will be recognised as those hotel revenues occur.

In respect of the loyalty programme, the Group has determined that the related performance obligation is not satisfied in full until the member has redeemed the points at a participating hotel. Accordingly, revenue related to loyalty points earned by members or sold under co-brandingarrangements will be deferred in an amount that reflects the stand-alone selling price of the future benefit to the member. As materially all of the points will be redeemed at IHG managed or franchised hotels owned by third parties, IHG is deemed to be acting as agent on redemption and will therefore recognise the related revenue net of the cost of reimbursing the hotel that is providing the hotel stay. The deferred revenue balance under IFRS 15 will be significantly higher than the points redemption cost liability that is recognised under current accounting resulting in an increase in the Group’s net liabilities.

Management has also determined that in addition to the performance obligation for the redemption of points, co-branding arrangements contain other performance obligations including marketing services and the right to access the loyalty programme. Revenue attributable to the stand-alone selling price of these additional services is recognised over the term of the co-branding arrangement.

Certain travel agency commission revenues within the Fund will continue to be recognised on a net basis, where it has been determined that IHG acts as agent under IFRS 15.

7. System Fund surplus or deficit

Under current accounting, the Fund surplus or deficit is carried forward on the Group statement of financial position as set out on page 100. Under IFRS 15, the Fund surplus or deficit will be recognised in the Group income statement. Both the current accounting treatment and the change on applying IFRS 15, and the equivalent US GAAP standard, are consistent with current and expected future practice across the hotel industry. The Fund surplus of $158m at 31 December 2017 will be derecognised resulting in a reduction in the Group’s net liabilities.

The changes detailed in 6 and 7 above will result in an increase in recorded revenue and reduction in operating profit in 2017.

8. Presentation and disclosure

The presentation and disclosure requirements of IFRS 15 represent a significant change from current practice and will increase the volume of disclosures required in the notes to the financial statements.

9. Quantification of impacts

The Group will apply the full retrospective approach when transitioning to the new standard which will result in restated comparatives on the basis that IFRS 15 had always applied.

The estimated impacts of adjustments 1. to 5. on the 2017 results are as follows:

Impact	Group revenue $m	Group operating profit $m	Group net liabilities $m
1. Employee cost reimbursements	1,103	—	—
2. Initial franchise and re-licensing fees	(14)	(14)	(111)
3. Contract acquisition costs	—	5	43
4. Key money	(17)	—	—
5. Derecognition of management contracts	—	8	(192)
Other	2	—	1

	1,074	(1)	(259)

The impact of deferring revenue in relation to the loyalty programme and recognising System Fund revenues and expenses in the Group income statement (items 6. and 7.) is expected to increase Group revenue by an additional $1.2bn. The impact on Group operating profit and Group net liabilities is still being assessed. The Group has an agreement with the IHG Owners Association to spend Fund income for the benefit of hotels in the IHG System such that the Group does not make a profit or loss from operating the Fund over the medium term.

IFRS 9 ‘Financial Instruments’

IFRS 9, which will be adopted by the Group with effect from 1 January 2018, introduces new requirements for classification and measurement of financial assets and financial liabilities, impairment and hedge accounting. Management’s assessment of the impact of IFRS 9 is substantially complete and a summary of the changes and impacts on IHG are as follows:

1. Financial assets at fair value through other comprehensive income

The Group holds equity investments which it currently classifies as available-for-sale financial assets. Changes in fair value are accumulated in equity and on disposal are recycled through the income statement. Under IFRS 9, these assets will be recorded at fair value through other comprehensive income with no recycling to the income statement.

IFRS 9 will not be applied to assets derecognised prior to 1 January 2018 and therefore there will be no change to the gain of $73m recognised on disposal of an available-for-sale equity investment in 2017 (see note 5).

2. Trade receivables and loans issued to hotel owners to secure management contracts and franchise agreements Trade receivables, trade deposits and loans issued to hotel owners to secure management contracts and franchise agreements are held to collect contractual cash flows and are expected to give rise to cash flows representing solely payments of principal and interest. Management have therefore concluded that they continue to meet the criteria for amortised cost measurement under IFRS 9.

3. Impairment

The Group will apply the three-stage expected credit loss model introduced by IFRS 9 in respect of trade deposits and loans issued to hotel owners to secure management contracts and franchise agreements. The expected credit loss model is based on the concepts of ’12-month expected credit losses’ or ‘lifetime expected credit losses’ depending on the performance of the underlying asset. Management’s current assessments do not indicate any material change in impairment provisions as a result of IFRS 9.

The Group will apply the simplified version of the expected credit loss model permitted by IFRS 9 in respect of trade receivables, which involves assessing lifetime expected credit losses on all balances. To estimate the required impairment provision, management has assessed historical collection rates by geographical region, incorporating adjustments for future expectations. No material impact on the financial statements is expected from application of the expected credit loss model to trade receivables.

4. Hedge accounting

Management have determined that all existing hedge relationships that are currently designated effective hedging relationships will continue to qualify for hedge accounting under IFRS 9. As IFRS 9 does not change the general principles of how an entity accounts for effective hedges, applying the hedging requirements of IFRS 9 will not impact the Group Financial Statements.

5. Financial liabilities

Management’s initial assessments indicate no impact on the Group’s accounting for financial liabilities as the rules on classification and measurement of financial liabilities remain largely unchanged compared with IAS 39.

Except for hedge accounting, retrospective application of IFRS 9 is required. The new rules for hedge accounting will be applied prospectively in line with the requirements of the new standard. The Group does not plan to restate prior periods as allowed by the transition provisions of IFRS 9.

IFRS 16 ‘Leases’

The Group will adopt IFRS 16 with effect from 1 January 2019. The standard eliminates the classification of leases as either operating or finance leases and introduces a single accounting model which is similar to the current accounting model for finance leases under IAS 17.

Lessees will be required to recognise on the balance sheet ‘right-of-use’ assets which represent the right to use underlying assets during the lease term and a lease liability representing the minimum lease payment for all leases. Depreciation of ‘right-of-use’ assets and interest on lease liabilities will be charged to the income statement, replacing the corresponding operating lease rentals.

The Group will take the elections available under IFRS 16 not to apply the lease accounting model to leases which are considered low value or which have a term of less than 12 months.

The Group currently plans to apply the full retrospective method of application. Management are currently quantifying the impact of adopting IFRS 16 which is expected to result in an increase in lease liabilities of $350m–$400m at 31 December 2017, and an immaterial impact on profit after tax.

Other

From 1 January 2018, the Group will apply Amendments to IFRS 2 ‘Classification and Measurement of Share-Based Payment Transactions’. The amendments address the effects of vesting conditions on the measurement of cash-settled share-based payment transactions; the classification of a share-based payment transaction with net settlement features for withholding tax obligations and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash-settled to equity-settled. Adoption of this amendment is not expected to have a material impact on the financial statements.

From 1 January 2019, the Group will apply the amendments to:

•	IAS 28 ‘Investments in Associates and Joint Ventures’ relating to long-term interests to which the equity method is not applied;

•	IFRS 9 ‘Financial Instruments’ relating to prepayment features with negative compensation;

•	IFRIC 23 ‘Uncertainty over Income Tax Treatments’; and

•	Other existing standards arising from the Annual Improvements to IFRSs 2015–2017 cycle.

The amendments are not expected to have a material impact on the Group’s reported financial performance or position.

1. Exchange rates

The results of operations have been translated into US dollars at the average rates of exchange for the year. In the case of sterling, the translation rate is $1=£0.78 (2016: $1=£0.74, 2015: $1=£0.65). In the case of the euro, the translation rate is $1=€0.89 (2016: $1=€0.90, 2015: $1=€0.90).

Assets and liabilities have been translated into US dollars at the rates of exchange on the last day of the year. In the case of sterling, the translation rate is $1=£0.74 (2016: $1=£0.81, 2015: $1=£0.68). In the case of the euro, the translation rate is $1=€0.83 (2016: $1=€0.95, 2015: $1=€0.92).